Land use rights (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Land use right, Net
Land use rights, Gross	$ 1,008,521	$ 1,008,072	$ 989,818
Finite-Lived Intangible Assets, Accumulated Amortization	(568,939)	(503,124)	(408,337)
Finite-Lived Intangible Assets, Net		504,948
Land use rights [Member]
Land use right, Net
Land use rights, Gross	16,518,951	16,440,340	15,848,693
Finite-Lived Intangible Assets, Accumulated Amortization	(3,121,227)	(2,856,205)	(2,426,645)
Finite-Lived Intangible Assets, Net	$ 13,397,724	$ 13,584,135	$ 13,422,048